Consolidated Schedule of Investments - Derivative Instruments € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 USD ($)
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ (22,867)						$ (28,598)
Fair Value							(28,598)
Notional Amount							2,450,000
Unrealized Appreciation / (Depreciation)							8,506
Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Fair Value	58,008
Notional Amount	5,400,000
Upfront Payments/Receipts	0
Unrealized Appreciation / (Depreciation)	86,606
March 2028 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	15,966						(1,505)
Fair Value	$ 14,461						$ (1,505)
Company Receives	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%
Notional Amount	$ 1,000,000						$ 1,000,000
Upfront Payments/Receipts	$ 0
March 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	1.649%	1.649%	1.649%	1.649%	1.649%	1.649%	1.649%
September 2028 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Fair Value	$ 4,677
Company Receives	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%
Notional Amount	$ 600,000
Upfront Payments/Receipts	0
Unrealized Appreciation / (Depreciation)	$ 4,677
September 2028 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	1.7465%	1.7465%	1.7465%	1.7465%	1.7465%	1.7465%
January 2029 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ (3,021)
Fair Value	$ (3,021)
Company Receives	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Notional Amount	$ 600,000
Upfront Payments/Receipts	$ 0
January 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	1.622%	1.622%	1.622%	1.622%	1.622%	1.622%
August 2029 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ 15,659
Fair Value	$ 16,585						$ 926
Company Receives	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%	6.35%
Notional Amount	$ 700,000						$ 700,000
Upfront Payments/Receipts	$ 0
Unrealized Appreciation / (Depreciation)							$ 926
August 2029 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	2.208%	2.208%	2.208%	2.208%	2.208%	2.208%	2.208%
February 2030 Notes
Open Forward Foreign Currency Contract [Line Items]
Notional Amount	$ 750,000
February 2030 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)							$ (28,019)
Fair Value	$ (5,199)						$ (28,019)
Company Receives	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%	5.60%
Notional Amount	$ 750,000						$ 750,000
Upfront Payments/Receipts	0
Unrealized Appreciation / (Depreciation)	$ 22,820
February 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	2.302%	2.302%	2.302%	2.302%	2.302%	2.302%	2.302%
September 2030 Notes
Open Forward Foreign Currency Contract [Line Items]
Notional Amount	$ 500,000
September 2030 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Fair Value	$ 5,239
Company Receives	5.80%	5.80%	5.80%	5.80%	5.80%	5.80%
Notional Amount	$ 500,000
Upfront Payments/Receipts	0
Unrealized Appreciation / (Depreciation)	$ 5,239
September 2030 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	2.049%	2.049%	2.049%	2.049%	2.049%	2.049%
January 2031 Notes
Open Forward Foreign Currency Contract [Line Items]
Notional Amount	$ 500,000
January 2031 Notes | Interest rate swaps
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	(6,380)
Fair Value	$ (6,380)
Company Receives	5.15%	5.15%	5.15%	5.15%	5.15%	5.15%
Notional Amount	$ 500,000
Upfront Payments/Receipts	$ 0
January 2031 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	1.946%	1.946%	1.946%	1.946%	1.946%	1.946%
March 2032 Notes
Open Forward Foreign Currency Contract [Line Items]
Fair Value	$ 31,646
Company Receives	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%
Notional Amount	$ 750,000
Upfront Payments/Receipts	0
Unrealized Appreciation / (Depreciation)	$ 31,646
March 2032 Notes | Interest rate swaps | Designated as Hedging Instrument
Open Forward Foreign Currency Contract [Line Items]
Fund Pays	1.829%	1.829%	1.829%	1.829%	1.829%	1.829%
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,390						$ 1,390
Notional Amount to be Sold		£ 2,097					$ 2,097
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (12)
Unrealized Appreciation / (Depreciation)							$ 87
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,294						$ 1,294
Notional Amount to be Sold		£ 1,960					$ 1,960
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (10)
Unrealized Appreciation / (Depreciation)							$ 77
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 607
Notional Amount to be Sold | £		£ 932
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (8)
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 478
Notional Amount to be Sold | £		£ 736
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (13)
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 6,165						$ 6,165
Notional Amount to be Sold				€ 9,518			$ 9,518
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (162)
Unrealized Appreciation / (Depreciation)							$ 248
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 57,178						$ 20,510
Notional Amount to be Sold					$ 62,493		$ 27,531
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (843)
Unrealized Appreciation / (Depreciation)							$ 841
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 25,450						$ 4,503
Notional Amount to be Sold				€ 35,598			$ 6,062
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (852)
Unrealized Appreciation / (Depreciation)							$ 138
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 20,769
Notional Amount to be Sold | €				€ 27,895
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 216
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 14,323
Notional Amount to be Sold | €				€ 19,837
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (407)
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 13,108
Notional Amount to be Sold | €				€ 18,267
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (219)
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Canadian Imperial Bank of Commerce 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 4,983
Notional Amount to be Sold | €				€ 6,713
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 18
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 16,144						$ 20,350
Notional Amount to be Sold				€ 22,503			$ 29,231
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (273)
Unrealized Appreciation / (Depreciation)							$ 9
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,017						$ 1,017
Notional Amount to be Sold		£ 1,391					$ 1,391
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (8)
Unrealized Appreciation / (Depreciation)							$ 24
Open Forward Foreign Currency Contract, Identifier [Axis]: CHF, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 471
Notional Amount to be Sold | £		£ 373
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (1)
Open Forward Foreign Currency Contract, Identifier [Axis]: DKK, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 4,773
Notional Amount to be Sold | €				€ 29,850
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (49)
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 169,576						$ 98,069
Notional Amount to be Sold		£ 148,885					$ 95,089
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (636)
Unrealized Appreciation / (Depreciation)							$ 941
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 61,809
Notional Amount to be Sold			$ 60,251
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (967)
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 10
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 50
Notional Amount to be Sold							$ 45
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 11
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 49
Notional Amount to be Sold							$ 44
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 12
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 45
Notional Amount to be Sold							$ 43
Counterparty							asif:WellsFargoBankNAMember
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49,860						$ 2,725
Notional Amount to be Sold					$ 45,000		$ 2,456
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (4,429)
Unrealized Appreciation / (Depreciation)							$ 116
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 8,132						$ 2,164
Notional Amount to be Sold				€ 6,722			$ 1,938
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (17)
Unrealized Appreciation / (Depreciation)							$ 100
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 3,074						$ 972
Notional Amount to be Sold				€ 2,737			$ 858
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (193)
Unrealized Appreciation / (Depreciation)							$ 42
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,824
Notional Amount to be Sold | €				€ 2,540
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (171)
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 6
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,443						$ 482
Notional Amount to be Sold		£ 2,178					$ 440
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (128)
Unrealized Appreciation / (Depreciation)							$ 26
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 7
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,957						$ 81
Notional Amount to be Sold				€ 1,737			$ 72
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (140)
Unrealized Appreciation / (Depreciation)							$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 8
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,906						$ 51
Notional Amount to be Sold				€ 1,737			$ 45
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (142)
Unrealized Appreciation / (Depreciation)							$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Canadian Imperial Bank of Commerce 9
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 81						$ 50
Notional Amount to be Sold		£ 72					$ 45
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (4)
Unrealized Appreciation / (Depreciation)							$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, SMBC Capital Markets, Inc.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 16,256
Notional Amount to be Sold | €				€ 13,416
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (8)
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 115,234						$ 44,113
Notional Amount to be Sold			$ 98,626				$ 42,176
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (670)
Unrealized Appreciation / (Depreciation)							$ 832
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 77,740						$ 20,138
Notional Amount to be Sold		£ 64,937					$ 18,133
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (209)
Unrealized Appreciation / (Depreciation)							$ 473
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 51,458						$ 1,552
Notional Amount to be Sold					$ 46,454		$ 1,396
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (4,587)
Unrealized Appreciation / (Depreciation)							$ 17
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 21,805						$ 1,525
Notional Amount to be Sold				€ 19,538			$ 1,396
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (1,534)
Unrealized Appreciation / (Depreciation)							$ 19
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 9,097						$ 1,422
Notional Amount to be Sold				€ 7,487			$ 1,312
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 20						$ 63
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 3,324						$ 747
Notional Amount to be Sold				€ 2,798			$ 698
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (30)
Unrealized Appreciation / (Depreciation)							$ 10
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 6
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,906
Notional Amount to be Sold | £		£ 1,713
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (156)
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A. 7
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 1,873
Notional Amount to be Sold | £		£ 1,713
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (167)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 117,951						$ 49,967
Notional Amount to be Sold		£ 103,745					$ 39,278
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (2,002)
Unrealized Appreciation / (Depreciation)							$ 928
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 59,899						$ 21,351
Notional Amount to be Sold			$ 46,812				$ 16,784
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (2,891)
Unrealized Appreciation / (Depreciation)							$ 402
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49,970						$ 8,569
Notional Amount to be Sold					$ 37,428		$ 6,582
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (119)
Unrealized Appreciation / (Depreciation)							$ 336
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 15,755						$ 5,684
Notional Amount to be Sold				€ 11,800			$ 4,502
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (123)
Unrealized Appreciation / (Depreciation)							$ 69
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 6,908						$ 4,217
Notional Amount to be Sold				€ 6,137			$ 3,347
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (361)
Unrealized Appreciation / (Depreciation)							$ 42
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Canadian Imperial Bank of Commerce 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 4,217
Notional Amount to be Sold | €				€ 3,347
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (284)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, SMBC Capital Markets, Inc.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49,790
Notional Amount to be Sold | kr						kr 37,090
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 158
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 49,964						$ 18,890
Notional Amount to be Sold					$ 37,428		$ 15,184
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (125)						$ (52)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 35,977						$ 15,895
Notional Amount to be Sold					$ 26,695		$ 12,458
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 166						$ 313
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 18,890						$ 874
Notional Amount to be Sold				€ 15,184			$ 720
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (1,529)						$ (25)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 3
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 8,142						$ 583
Notional Amount to be Sold				€ 6,100			$ 480
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (66)						$ (17)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 4
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,504
Notional Amount to be Sold | €				€ 1,915
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (65)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 5
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 874
Notional Amount to be Sold | £		£ 720
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (95)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 6
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 619
Notional Amount to be Sold | £		£ 480
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (26)
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A. 7
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 561
Notional Amount to be Sold | £		£ 419
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Open Forward Foreign Currency Contract, Identifier [Axis]: JPY, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 20,497
Notional Amount to be Sold | €				€ 2,121,107
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 957
Open Forward Foreign Currency Contract, Identifier [Axis]: NOK, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,502						$ 2,502
Notional Amount to be Sold				€ 27,017			$ 27,017
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (175)
Unrealized Appreciation / (Depreciation)							$ 128
Open Forward Foreign Currency Contract, Identifier [Axis]: NOK, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,011
Notional Amount to be Sold | £		£ 20,371
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ (8)
Open Forward Foreign Currency Contract, Identifier [Axis]: NOK, Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 66,170
Notional Amount to be Sold | €				€ 663,462
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 414
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 2,555						$ 1,328
Notional Amount to be Sold				€ 4,070			$ 2,178
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 95						$ 92
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 1
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 34						$ 39
Notional Amount to be Sold		£ 54					$ 62
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 2						$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 2
Open Forward Foreign Currency Contract [Line Items]
Description	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract	Foreign currency forward contract
Notional Amount to be Purchased	$ 33						$ 37
Notional Amount to be Sold		£ 52					$ 60
Counterparty	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 1						$ 3
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 3
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 37
Notional Amount to be Sold							$ 59
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 4
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 35
Notional Amount to be Sold							$ 55
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 5
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 34
Notional Amount to be Sold							$ 54
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: NZD, Canadian Imperial Bank of Commerce 6
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 33
Notional Amount to be Sold							$ 52
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 2
Open Forward Foreign Currency Contract, Identifier [Axis]: Wells Fargo Bank, N.A.
Open Forward Foreign Currency Contract [Line Items]
Description							Foreign currency forward contract
Notional Amount to be Purchased							$ 307,682
Notional Amount to be Sold							$ 910,877
Counterparty							asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)							$ 2,198